STAR FUNDS

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010

                                  April 1, 1998



EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

      RE:   STAR FUNDS  (the "Trust")
           The Stellar Fund
           Star Relative Value Fund
           Star Market Capitalization Fund
           Star Growth Equity Fund
           Star Capital Appreciation Fund
           Star International Equity Fund
           The Stellar Insured Tax-Free Bond Fund
           Star U.S. Government Income Fund
           Star Strategic Income Fund
           Star Treasury Fund
           Star Tax-Free Money Market Fund
           Star Ohio Tax-Free Money Market Fund
           1933 Act File No. 33-26915
           1940 Act File No. 811-5762


Dear Sir or Madam:

      Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive forms of prospectuses and statements of additional information dated March 31, 1998, that would have been filed under Rule 497(c), do not differ from the forms of prospectuses and statements of additional information contained in the most recent registration statement for the Trust. This registration statement was electronically filed under Rule 485(b) as Post-effective amendment No. 40 on March 23, 1998.

      If you have any questions regarding this certification, please call me at
(412) 288-8160.

                                          Very truly yours,



                                          /s/ C. Grant Anderson
                                          C. Grant Anderson
                                          Secretary